REVENUE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of revenue [text block] [Abstract]
Schedule of detail of revenues
	For the year ended
	December 31,
	2019	2018	2017
	ThUS$	ThUS$	ThUS$

Passengers	9,005,629	8,708,988	8,494,477
Cargo	1,064,434	1,186,468	1,119,430
Total	10,070,063	9,895,456	9,613,907